Income Taxes - Deferred tax variation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of deferred tax variation
Opening balance	$ (6,692)	$ (8,378)	$ (10,731)
Deferred tax on income	387	1,941	2,899
Deferred tax on shareholders' equity	(490)	(21)	(225)
Changes in scope of consolidation	1,154	(370)	(552)
Currency translation adjustment	19	136	231
Closing balance	(5,622)	$ (6,692)	$ (8,378)
Change in scope of consolidation for assets and liabilities classified as held for sale	$ 1,063